Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Accumulated deficit	Contributed surplus
Balance at beginning of year (in shares) at Dec. 31, 2021		53,130,584
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		409,741
Distributed treasury shares (in shares)		141,815
Balance at end of year (in shares) at Dec. 31, 2022		53,682,140
Balance at beginning of year at Dec. 31, 2021		$ 5,411	$ (9,449)	$ 1,189,060	$ (295,635)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		41		14,449
Transfer arising from change in par value of shares		0				0
Transfer to contributed surplus				0		0
Share-based payments				331
Distributed treasury shares			1,367	(433)
Net income	$ 188,042				188,042
Dividends paid					(186,094)	0
Balance at end of year at Dec. 31, 2022	907,090	$ 5,452	(8,082)	1,203,407	(293,687)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Distributed treasury shares (in shares)		54,178
Balance at end of year (in shares) at Dec. 31, 2023		53,736,318
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 0		0
Transfer arising from change in par value of shares		0				0
Transfer to contributed surplus				0		0
Share-based payments				1,749
Distributed treasury shares			522	(522)
Net income	120,039				120,039
Dividends paid					(181,225)	0
Balance at end of year at Dec. 31, 2023	847,653	$ 5,452	(7,560)	1,204,634	(354,873)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Distributed treasury shares (in shares)		351,450
Balance at end of year (in shares) at Dec. 31, 2024		54,087,768
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		$ 0		0
Transfer arising from change in par value of shares		(4,907)				4,907
Transfer to contributed surplus				300,000		300,000
Share-based payments				1,062
Distributed treasury shares			3,336	(1,428)
Net income	117,684				117,684
Dividends paid					(40,302)	(121,372)
Balance at end of year at Dec. 31, 2024	$ 806,633	$ 545	$ (4,224)	$ 904,268	$ (277,491)	$ 183,535